Document and Entity Information	Jan. 13, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819175
Document Type	8-K
Document Period End Date	Jan. 13, 2023
Entity Registrant Name	PRIME IMPACT ACQUISITION I
Entity Incorporation State Country Code	E9
Entity File Number	001-39501
Entity Tax Identification Number	98-1554335
Entity Address, Address Line One	123 E San Carlos Street
Entity Address, Address Line Two	Suite 12
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95112
City Area Code	(650)
Local Phone Number	825-6965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Warrant To Acquire One Class A Ordinary Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-third of one Warrant to acquire one Class A Ordinary Share
Trading Symbol	PIAI.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PIAI
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole Warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PIAI.W
Security Exchange Name	NYSE